5. Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Trust preferred securities prepayment by underlying bank
Loans and Allowance for Loan Losses

The composition of net loans is as follows:

	2016	2015
Real Estate Secured:
Residential 1-4 family	$186,695	$194,287
Multifamily	22,630	23,895
Construction and Land Loans	15,978	19,163
Commercial, Owner Occupied	72,383	73,031
Commercial, Non-owner occupied	28,818	38,025
Second mortgages	6,934	8,169
Equity lines of credit	13,395	6,000
Farmland	12,194	11,283
	359,027	373,853

Secured (other) and unsecured:
Personal	17,745	20,775
Commercial	29,977	35,144
Agricultural	3,490	2,959
	51,212	58,878

Overdrafts	142	139

	410,381	432,870
Less:
Allowance for loan losses	4,829	5,654
Net deferred fees	714	787
	5,543	6,441

Loans, net	$404,838	$426,429

Loans are considered delinquent when payments have not been made according to the terms of the contract. The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

The following is a summary of residential real estate currently in the process of foreclosure as well as foreclosed residential real estate as of December 31, 2016.

	Number	Balance
Residential real estate in the process of foreclosure	8	$817
Foreclosed residential real estate	6	$340

The following table is an analysis of past due loans as of December 31, 2016:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$841	$242	$1,000	$2,083	$184,612	$186,695	$—
Equity lines of credit	—	30	10	40	13,355	13,395	—
Multifamily	—	—	—	—	22,630	22,630	—
Farmland	—	47	564	611	11,583	12,194	—
Construction, Land Development, Other Land Loans	39	—	—	39	15,939	15,978	—
Commercial Real Estate- Owner Occupied	14	—	3,868	3,882	68,501	72,383	2,210
Commercial Real Estate- Non Owner Occupied	—	—	—	—	28,818	28,818	—
Second Mortgages	160	1	18	179	6,755	6,934	—
Non Real Estate Secured
Personal	118	23	12	153	17,734	17,887	—
Commercial	142	54	462	658	29,319	29,977	—
Agricultural	—	7	—	7	3,483	3,490	—

Total	$1,314	$404	$5,934	$7,652	$402,729	$410,381	$2,210

The following is a summary of non-accrual loans at December 31, 2016:

Amount
Real Estate Secured
Residential 1-4 Family	$1,275
Multifamily	—
Construction and Land Loans	—
Commercial-Owner Occupied	1,658
Commercial- Non Owner Occupied	—
Second Mortgages	18
Equity Lines of Credit	10
Farmland	564
Secured (other) and Unsecured
Personal	12
Commercial	462
Agricultural	—
Total	$3,999

The following table is an analysis of past due loans as of December 31, 2015:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$4,193	$1,580	$2,545	$8,318	$185,969	$194,287	$—
Equity lines of credit	24	—	17	41	5,959	6,000	—
Multifamily	—	—	—	—	23,895	23,895	—
Farmland	56	7	303	366	10,917	11,283	—
Construction, Land Development, Other Land Loans	49	61	37	147	19,016	19,163	—
Commercial Real Estate- Owner Occupied	514	485	5,014	6,013	67,018	73,031	—
Commercial Real Estate- Non Owner Occupied	—	—	—	—	38,025	38,025	—
Second Mortgages	88	37	5	130	8,039	8,169	—
Non Real Estate Secured
Personal	264	141	163	568	20,346	20,914	—
Commercial	590	217	366	1,173	33,971	35,144	—
Agricultural	45	—	—	45	2,914	2,959	—

Total	$5,823	$2,528	$8,450	$16,801	$416,069	$432,870	$—

The following is a summary of non-accrual loans at December 31, 2015:

Amount
Real Estate Secured
Residential 1-4 Family	$2,675
Multifamily	—
Construction and Land Loans	71
Commercial-Owner Occupied	5,856
Commercial- Non Owner Occupied	—
Second Mortgages	5
Equity Lines of Credit	17
Farmland	303
Secured (other) and Unsecured
Personal	163
Commercial	366
Agricultural	—
Total	$9,456

The following tables represent a summary of credit quality indicators of the Bank’s loan portfolio at December 31, 2016 and December 31, 2015. The grades are assigned and or modified by the Company’s credit review and credit analysis departments based on the creditworthiness of the borrower and the overall strength of the loan.

Credit Risk Profile by Internally Assigned Grade –December 31, 2016

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	$32,054	$—	$19	$1,941	$3,686	$387
Satisfactory	106,154	18,335	7,823	5,969	36,806	15,198
Acceptable	41,369	1,410	3,474	5,961	22,767	5,119
Special Mention	3,399	1,896	—	—	4,435	4,221
Substandard	3,719	989	878	2,107	4,689	3,893
Doubtful	—	—	—	—	—	—

Total	$186,695	$22,630	$12,194	$15,978	$72,383	$28,818

Credit Risk Profile by Internally Assigned Grade –December 31, 2015

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	$25,939	$—	$25	$3,036	$2,870	$1,481
Satisfactory	109,993	20,271	6,323	7,406	38,926	19,979
Acceptable	46,639	1,811	3,922	6,420	21,671	12,157
Special Mention	3,133	792	195	397	2,552	2,523
Substandard	8,583	1,021	818	1,904	7,012	1,885
Doubtful	—	—	—	—	—	—

Total	$194,287	$23,895	$11,283	$19,163	$73,031	$38,025

(1) Quality--This grade is reserved for the Bank’s top quality loans. These loans have excellent sources of repayment, with no significant identifiable risk of collection.  Generally, loans assigned this rating will demonstrate the following characteristics:

  Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).
  Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
  Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements above apply plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are either stable or improving.

Satisfactory-This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this rating will demonstrate the following characteristics:

  General conformity to the Bank's policy requirements, product guidelines and underwriting standards.  Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.
  Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
  Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements outlined above will apply, plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are stable with any declines considered minor and temporary.

Acceptable-This grade is given to loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss.  Loans assigned this rating may demonstrate some or all of the following characteristics:

  Additional exceptions to the Bank's policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank.  Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.
  Unproved, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time.  Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historical) performance.
  Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.

For existing loans, payments have generally been made as agreed with only minor and isolated delinquencies.

Special Mention -This grade is given to Watch List loans that include the following characteristics:

  Loans with underwriting guideline tolerances and/or exceptions with no identifiable mitigating factors.
  Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank's position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.
  Loans where adverse economic conditions that develop subsequent to the loan origination do not jeopardize liquidation of the debt, but do substantially increase the level of risk, may also warrant this rating.

Substandard-Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

The weaknesses may include, but are not limited to:

•	High debt to worth ratios and / or declining or negative earnings trends
•	Declining or inadequate liquidity
•	Improper loan structure or questionable repayment sources
•	Lack of well-defined secondary repayment source
•	Unfavorable competitive comparisons

Such loans are no longer considered to be adequately protected due to the borrower's declining net worth, lack of earnings capacity, declining collateral margins and/or unperfected collateral positions. A possibility of loss of a portion of the loan balance cannot be ruled out. The repayment ability of the borrower is marginal or weak and the loan may have exhibited excessive overdue status or extensions and/or renewals.

Doubtful -Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists.

However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are:

•	Injection of capital
•	Alternative financing
•	Liquidation of assets or the pledging of additional collateral

The following tables provide a summary of loans whose risk profile is based on payment activity.

Credit Risk Profile based on payment activity – December 31, 2016

	Consumer - Non Real Estate	Equity Line of Credit /Second Mortgages	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$17,875	$20,301	$29,515	$3,490
Nonperforming (>90 days past due)	12	28	462	—

Total	$17,887	$20,329	$29,977	$3,490

Credit Risk Profile based on payment activity – December 31, 2015

	Consumer - Non Real Estate	Equity Line of Credit /Second Mortgages	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$20,751	$14,147	$34,778	$2,959
Nonperforming (>90 days past due)	163	22	366	—

Total	$20,914	$14,169	$35,144	$2,959

The following tables reflect the Bank’s impaired loans at December 31, 2016 and December 31, 2015:

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$4,848	$4,848	$—	$5,963	$200
Equity lines of credit	25	25	—	38	1
Multifamily	989	989	—	1,005	1
Farmland	685	685	—	750	24
Construction, Land Development, Other Land Loans	1,741	1,741	—	1,643	114
Commercial Real Estate- Owner Occupied	5,802	5,802	—	5,685	390
Commercial Real Estate- Non Owner Occupied	1,883	1,883	—	941	39
Second Mortgages	186	186	—	292	8
Non Real Estate Secured
Personal	14	14	—	41	1
Commercial	43	43	—	179	3
Agricultural	—	—	—	—	—

Total	$16,216	$16,216	$—	$16,537	$781

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$460	$460	$36	$1,153	$14
Equity lines of credit	—	—	—	—	—
Multifamily	—	—	—	—	—
Farmland	192	192	16	96	11
Construction, Land Development, Other Land Loans	366	366	20	406	22
Commercial Real Estate- Owner Occupied	1,139	2,139	558	1,629
Commercial Real Estate- Non Owner Occupied	2,009	2,009	314	1,947	41
Second Mortgages	18	18	9	18	—
Non Real Estate Secured
Personal	51	51	29	82	3
Commercial	634	634	365	652	16
Agricultural	—	—	—	—	—

Total	$4,869	$5,869	$1,347	$5,983	$107

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$7,078	$7,078	$—	$7,533	$247
Equity lines of credit	51	51	—	38	2
Multifamily	1,021	1,021	—	1,137	60
Farmland	816	816	—	829	38
Construction, Land Development, Other Land Loans	1,547	1,547	—	1,643	92
Commercial Real Estate- Owner Occupied	5,569	5,569	—	7,379	132
Commercial Real Estate- Non Owner Occupied	—	—	—	—	—
Second Mortgages	398	398	—	508	14
Non Real Estate Secured
Personal	68	68	—	61	4
Commercial	315	315	—	338	13
Agricultural	—	—	—	—	—

Total	$16,863	$16,863	$—	$19,466	$602

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$1,846	$1,846	$249	$2,497	$93
Equity lines of credit	—	—	—	—	—
Multifamily	—	—	—	—	—
Farmland	—	—	—	—	—
Construction, Land Development, Other Land Loans	446	446	32	406	25
Commercial Real Estate- Owner Occupied	2,119	2,119	799	1,761	9
Commercial Real Estate- Non Owner Occupied	1,885	1,885	290	1,901	56
Second Mortgages	18	18	10	9	1
Non Real Estate Secured
Personal	114	114	45	184	4
Commercial	670	670	512	736	28
Agricultural	—		—	4	—

Total	$7,098	$7,098	$1,937	$7,498	$216

A loan is considered impaired and an allowance for loan losses is established on loans for which it is probable that the full collection of principal and interest is in doubt. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value based on recent appraisal and /or tax assessment value, liquidation value and/or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2016 and 2015, all of the total impaired loans were evaluated based on the fair value of the collateral. On a quarterly basis, the ALLL methodology begins with the determination of individually impaired loans. All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans with the following characteristics warrant further analysis before completing an assessment of impairment:

•	A loan is 60 days or more delinquent on scheduled principal or interest;
•	A loan is presently in an unapproved over advanced position;
•	A loan is newly modified; or,
•	A loan is expected to be modified.

The Company’s credit administration personnel and senior financial officers are responsible for tracking, coding, and monitoring loans that become troubled debt restructurings. Concessions are made to existing borrowers in the form of modified interest rates and / or payment terms. The loans are segregated for regulatory and external reporting. Each specific troubled debt restructuring is reviewed to determine if the accrual of interest should be discontinued and also reviewed for impairment. The Company’s senior credit administration officer performs this analysis on a quarterly basis in addition to determining any other loans that are impaired within the loan portfolio. The Company had a total of $12,660 and $10,064 of loans categorized as troubled debt restructurings as of December 31, 2016 and 2015, respectively. Interest is accrued on troubled debt restructurings if the loan is otherwise not impaired and the full collection of principal and interest under the modified terms is still deemed probable.

In the determination of the allowance for loan losses, management considers troubled debt restructurings and subsequent defaults in these restructurings by adjusting the loan grades of such loans. Defaults resulting in charge-offs affect the historical loss experience ratios which are a component of the allowance calculation. Additionally, specific reserves may be established on restructured loans evaluated individually.

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2016.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Oustanding Recorded Investment

Residential 1-4 family	1	$180	$180
Equity lines of credit
Multifamily
Farmland	1	57	57
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	4	4,288	4,288
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	64	64
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	7	$4,589	$4,589

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$848	$848
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied	1	1,516	1,516
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	$2,364	$2,364

Troubled Debt Restructurings Loan term extension		Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family		2	$452	$452
Equity lines of credit
Multifamily		1	999	999
Farmland		2	193	193
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total		5	$1,643	$1,643
Troubled Debt Restructurings All	Number of Contracts		Pre- Modification Outstanding Recorded Investment	Post- Modification Outstaniding Recorded Investment
Total Restructurings	14		$8,596	$8,596

Troubled Debt Restructurings that subsequently defaulted during the twelve months ended December 31, 2016	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$175	$175
Equity lines of credit
Multifamily
Farmland	2	$193	$193
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	$368	$368

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2015.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Oustanding Recorded Investment

Residential 1-4 family	1	$188	$188
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	2,203	2,203
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	68	68
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	4	$2,459	$2,459

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$863	$863
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,547	1,547
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	$2,410	$2,410

Troubled Debt Restructurings Loan term extension		Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family		1	$131	$131
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans		1	35	35
Commercial Real Estate- Owner Occupied		1	847	847
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total		3	$1,013	$1,013
Troubled Debt Restructurings All	Number of Contracts		Pre- Modification Outstanding Recorded Investment	Post- Modification Outstaniding Recorded Investment
Total Restructurings	9		$5,882	$5,882

Troubled Debt Restructurings that subsequently defaulted during the twelve months ended December 31, 2015	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of December 31, 2016 and December 31, 2015.

Twelve months ended December 31, 2016	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2015	654	—	37	1,012	748	43	20	7	704	886	1,543	5,654
Provision for Credit Losses	(66)	—	(2)	1,564	(310)	(24)	14	11	947	(323)	(285)	1,526
Charge-offs	249	—	28	1,245		4	9	2	1,044	165	—	2,746
Recoveries	(32)	—	(14)	(8)	(7)	—	(2)	—	(195)	(137)	—	(395)
Net Charge-offs	217	—	14	1,237	(7)	4	7	2	849	28	—	2,351
Ending Balance December 31, 2016	371	—	21	1,339	445	15	27	16	802	535	1,258	4,829
Ending Balance: Individually evaluated for impairment	36	—	20	558	314	9	—	16	29	365		1,347
Ending Balance: Collectively Evaluated for Impairment	335	—	1	781	131	6	27	—	773	170	1,258	3,842
Loans:
Ending Balance: Individually Evaluated for Impairment	5,308	989	2,107	6,941	3,892	204	25	877	65	677	—	21,085
Ending Balance: Collectively Evaluated for Impairment	181,387	21,641	13,871	65,442	24,926	6,730	13,370	11,317	17,822	32,790	—	389,296
Ending Balance: December 31, 2016	$186,695	$22,630	$15,978	$72,383	$28,818	$6,934	$13,395	$12,194	$17,887	$33,467	—	$410,381

Twelve months ended December 31, 2015	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2014	$995	$20	$87	$409	$1,063	$67	$74	$12	$665	$982	$1,103	$5,477
Provision for Credit Losses	16	(20)	(79)	634	(309)	(21)	(95)	(8)	759	152	440	1,469
Charge-offs	360	—	12	407	12	3	—	—	796	257	—	1,847
Recoveries	(3)	—	(41)	(376)	(6)	—	(41)	(3)	(76)	(9)	—	(555)
Net Charge-offs	357	—	(29)	31	6	3	(41)	(3)	720	248	—	1,292
Ending Balance December 31, 2015	654	—	37	1,012	748	43	20	7	704	886	1,543	5,654
Ending Balance: Individually evaluated for impairment	249	—	32	799	290	10	—	—	45	512		1,937
Ending Balance: Collectively Evaluated for Impairment	405	—	5	213	458	33	20	7	659	374	1,543	3,717
Loans:
Ending Balance: Individually Evaluated for Impairment	8,924	1,021	1,993	7,688	1,885	416	51	816	182	985	—	23,961
Ending Balance: Collectively Evaluated for Impairment	185,363	22,874	17,170	65,343	36,140	7,753	5,949	10,467	20,732	37,118	—	408,909
Ending Balance: December 31, 2015	$194,287	$23,895	$19,163	$73,031	$38,025	$8,169	$6,000	$11,283	$20,914	$38,103	—	$432,870

Overview of Loan Review and ALLL Processes

The loan review function performs various tasks that are utilized to discover weaknesses within the loan portfolio. These include annual reviews on loan relationships that are greater than $500. The relationship review includes a discussion on the collateral, repayment history, guarantor(s) financial position, and debt service coverage on an individual and global level. These reviews are based primarily upon federal tax returns for cash flow determination, internally prepared interim statements and personal financial statements. Debt service coverage (DSC) is calculated on each individual customer, or guarantor, as well as the aggregate or global DSC. The DSC is discounted to determine a “stressed” DSC. Collateral evaluation includes an inspection of the collateral file to determine if the Bank is indeed properly securitized. Collateral is discounted, when appropriate, to determine a “stressed” loan to value ratio (LTV). In addition to annual loan relationship reviews, quarterly reviews on all loan relationships over $100 that are graded Substandard, Doubtful and Loss are also completed. This quarterly review process is comprised of a shortened version of the full relationship review. These quarterly reviews include a discussion on personal credit management, DSC and LTV. In addition to these quarterly reviews of all non-pass watch list relationships, a semi-annual review is conducted on all Special Mention loan relationships that are on the watch list. These reviews are prepared in the same manner as the quarterly non-pass relationship reviews. The appropriateness of the risk rating of each relationship is assessed, with changes to the risk rating being made by the Senior Credit Review Officer, when deemed appropriate. Other measures taken to determine potential problem relationships include the monthly preparation of the watch list. During that process, past due loan reports are reviewed, as well as any other information that might be presented by loan officers, regarding a particular loan relationship that is exhibiting stress. To be considered as a watch list relationship, distinct characteristics must be exhibited. These include, but are not limited to late payments greater than 60 days, a low DSC calculation, bankruptcy filings, casualty losses, or other issues that would cause a perceived increase in the risk of loss to the Bank. The final segment of the loan review process involves special reviews. These reviews target specific segments of the loan portfolio, i.e. credit cards, equity lines, consumer loans, construction loans, and other specific segments of the loan portfolio that management wishes to have reviewed. However, currently, the primary emphasis of the loan review function is loan relationship review work, and watch list management.

The segments of the Company’s loan portfolio are disaggregated to a level that allows management to monitor risk and performance. In reviewing risk, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate loan portfolio; (iii) the construction loan portfolio; (iv) the consumer loan portfolio; and, (v) the residential loan portfolio. The commercial real estate (“CRE”) loan segment is further disaggregated into two classes. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include multifamily structures and owner-occupied commercial structures. The construction loan segment is further disaggregated into two classes. One-to-four family residential construction loans are generally made to individuals for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. Commercial construction loans are generally made to developers or investors for the purpose of acquiring, developing and constructing residential or commercial structures. Construction lending is generally considered to involve a higher degree of credit risk than long-term permanent financing.

The following describes the Company’s basic methodology for computing its ALLL for the twelve months ending December 31, 2016 and 2015.

On a quarterly basis, the ALLL methodology begins with the identification of loans subject to ASC 310. All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired under ASC 310. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans, together with any troubled debt restructured loans, may warrant further analysis before completing an assessment of impairment. For ASC 310 loans that are individually evaluated and found to be impaired (primarily those designated as Substandard and Doubtful), the associated ALLL will be based upon one of the three impairment measurement methods specified within ASC 310:

(1)	Present value of expected future cash flows discounted at the loan’s effective interest rate;
(2)	Loan’s observable market price; or,
(3)	Fair value of the collateral.

To determine the amount of loan loss exposure for the impaired ASC 310 loans, the value of collateral for secured loans is evaluated to determine the current value and potential exposure. The collateral value is adjusted for its age and condition, and, for real estate, adjusted for condition, location, and age of the most current appraisal. If the adjusted value of the collateral is less than the current principal balance, the difference is designated as direct exposure for loan loss calculations. The total balance of unsecured loans is considered as direct exposure.

ASC 450 Loan Loss:

For all other loans, including individual loans determined not to be impaired under ASC 310, the associated ALLL is calculated in accordance with ASC 450 that provides for estimated credit losses likely to be realized on groups of loans with similar risk characteristics. The Bank uses standard call report categories to segregate loans into groups with similar risk characteristics. Estimated credit losses reflect significant factors that affect the collectability of the portfolio as of the evaluation date. Key factors that influence risk within the Bank’s loan portfolio are divided into three major categories:

(1) Historical Loss Factor: To calculate the anticipated loan loss in each call report category for ASC 450 loans, the Bank begins with the net loss in each category for each of the last twelve quarters. The Bank uses a rolling twelve quarter weighted historical loss average where the most recent quarters are weighted heavier than the earlier quarters so that the calculation reflects current risk trends within the portfolio. The weighting used by the Bank is similar to the Rule of 78’s with the net losses of the most recent quarter weighted at 12/78ths and those in the first quarter in the twelve quarter period weighted at 1/78th. Therefore, the net losses of the most recent year represent approximately 54% of the calculation compared with 33% if a simple average of losses over the three-year period was used. The total of weighted factors for each call report category is applied to the current outstanding loan balance in each category to calculate expected loss based on historical data for a group of loans with similar risk characteristics. The same weighting is applied to all loan types.

(2) External economic factors: Economic conditions have a significant impact on the Bank’s loan portfolio because deteriorating conditions can adversely impact both collateral values and the customer’s ability to service debt. Management has selected the following external factors as indicators of economic conditions:

a.	National GDP Growth Rate
b.	Local Unemployment Rates
c.	The Prime Rate

The values for external factors are updated on a quarterly basis based on current economic data.

(3) Internal process factors: Internal factors that influence loss rates as a result of risk management and control practices include the following:

d.	Past-Due Loans
e.	Non-Accrual Loans
f.	CRE Concentrations
g.	Loan Volume Level
h.	Level and Trend of Classified Loans

The values for internal factors are updated on a quarterly basis based on current portfolio metrics.

Once the quarterly ALLL is computed, the calculations are reviewed by the Company’s credit administration committee which is comprised of the CEO, CFO, and Senior Lending Officers, including Credit Review personnel. The Company’s controller also performs a detailed review of the computations, estimates, etc. included in the ALLL calculation. The ALLL is then reviewed and approved by the Board of Directors.

Loans Held for Sale

The Company’s mortgage division, Highlands Home Mortgage, originates certain single family, residential first mortgage loans for sale on a presold basis. Loan sale activity is summarized below. This division began operations in the second quarter of 2016. Loans are typically sold to one of the various investors within 20 days of closing. Management believes the carrying amounts approximate the fair values of loans held for sale.

Twelve months ended December 31	2016	2015

Loans held for sale at end of period	$1,255	$—
Proceeds from sales of mortgage loans originated for sale	15,714	—
Gain on sales of mortgage loans originated for sale	$525	—